UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2004

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/13/2004
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 767,773,300

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
AK Steel Holding Corp					COM		001547108	250 		47,500 		x				 				47,500
Arch Coal Inc						COM		039380100	93,096 		2,544,300 	x								2,544,300
British Energy PLC ADR					COM		110793403	258 		13,900 		x								13,900
Cleveland-Cliffs Inc.					COM		185896107	28,911 		512,700 	x				 				512,700
Consol Energy Inc					COM		20854P109	52,456 		1,457,100 	x				 				1,457,100
International Steel Group Inc				COM		460377104	4,463 		150,000 	x				 				150,000
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200	494580111	2,838 		125,000 	x				 				250,000
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200	494580129	13,068 		675,000 	x				 				1,350,000
Massey Energy Corp					COM		576206106	119,503 	4,236,200 	x				 				4,236,200
NTL Inc.						COM		62940M104	20,275 		351,882 	x				 				351,882
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/201	62940M138	1,505 		240,851 	x				 				240,851
Peabody Energy Corporation				COM		704549104	136,957 	2,446,100 	x				 				2,446,100
Pope & Talbot Inc					COM		732827100	21,577 		1,091,400 	x				 				1,091,400
Posco						Sponsored ADR		693483109	10,053 		300,000 	x				 				300,000
Steel Dynamics Inc					COM		858119100	1,432 		50,000 		x				 				50,000
United States Steel Corp				COM		912909108	258,132 	7,350,000 	x				 				7,350,000
United States Stl Corp New				CALL		912909908	0 		1,000 		x				 				1,000




